Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Other tax payables	[1]	¥ 8,091,373	$ 1,156,753	¥ 8,757,388
Salary and welfare payables		1,446,444	206,786	605,694
Others	[2]	1,074,594	153,626	570,359
Total		¥ 10,612,411	$ 1,517,165	¥ 9,933,441

[1]	Other tax payable primarily included VAT output tax payable related to transportation service revenue after deducting VAT input tax paid for purchases, land value-added tax, and other related surcharges and fees.
[2]	Others included amounts due for legal fee, statutory audit fee, and operating expenses incurred in Jiabin HK.